BANK LOANS	12 Months Ended
Dec. 31, 2015
BANK LOANS [Text Block]

12. BANK LOANS

(a) Short-term bank loans

	December 31,	December 31,
	2015	2014
Secured short-term loans	$15,058,189	$51,726,194
Add: amounts due within one year under long-term loan contracts	214,797	97,675
Total short-term bank loans	$15,272,986	$51,823,869

(1) Detailed information of secured short-term loan balances as of December 31, 2015 and 2014 were as follows:

	December 31,	December 31,
	2015	2014
Secured by IST, iASPEC, Mr. Lin and collateralized by plants	$-	$32,580,000
Guaranteed by ISIOT	2,311,500	5,701,500
Guaranteed by iASPEC and Mr. Lin	-	4,048,912
Collateralized by land and office buildings and guaranteed by IST	-	3,258,000
Secured by iASPEC’s trade receivables	-	1,629,000
Collateralized by land and office buildings and guaranteed by iASPEC and ISIOT	-	2,443,500
Guaranteed by High-tech Investment Company (i)	-	814,500
Guaranteed by High-tech Investment Company and Mr. Lin (i)	-	741,195
Guaranteed by CNIT and IST	-	372,422
Guaranteed by ISIOT and Mr. Lin	3,082,000	-
Guaranteed by IST and Mr. Lin	3,837,089	-
Guaranteed by IASEPC, ISIOT and Mr. Lin	5,827,600	-
Secured by Bocom’s trade receivables and guaranteed by the Company	-	137,165
Total	$15,058,189	$51,726,194

(i) High-tech Investment Company is a third party.

(b) Long-term bank loans

	December 31,	December 31,
	2015	2014
Secured long-term loans	$214,797	$312,305
Less: amounts due within one year under long-term loan contracts	(214,797)	(97,675)
Total long-term bank loans	$-	$214,630

As of December 31, 2015, the Company had short-term bank loans of $15.06 million, among which $3.08 million was repaid by the Company in March 2016, and the remaining $11.98 million matures on various dates from July 14, 2016 to December 2, 2016. The short-term bank loans can be extended for another year by the bank without additional charges to the Company upon maturity. In addition, the long-term loan of $0.2 million was fully paid in February 2016, and as a result, the Company reclassified it under short-term loans in the December 31, 2015 consolidated balance sheet. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear interest rates ranging from 1.8% to 7.8% per annum. The weighted average interest rate on short term debt is approximately 6.74%, 7.74% and 7.05% for the years ended December 31, 2015, 2014 and 2013, respectively.